Intangible assets - Remaining amortization period on intangibles resulting from business combinations (Details) € in Thousands	12 Months Ended
	Dec. 31, 2023 EUR (€) Y	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Intangible assets
Amortization of intangible assets | €	€ 6,504	€ 6,926	€ 4,746
Patents and licenses
Intangible assets
Remaining amortization period technology related intangible assets acquisition	2 years 2 months 12 days
Software
Intangible assets
Remaining amortization period technology related intangible assets acquisition	2 years 4 months 24 days
RS Print | Acquired customers, technology [member]
Intangible assets
Remaining amortization period customer related intangible assets acquisition	1.9
Remaining amortization period technology related intangible assets acquisition	1 year 9 months
Orthoview | Acquired customers, technology [member]
Intangible assets
Remaining amortization period customer related intangible assets acquisition	0.75
ACTech | Acquired customers, technology [member]
Intangible assets
Remaining amortization period customer related intangible assets acquisition	12.75
Cenat | Acquired customers, technology [member]
Intangible assets
Remaining amortization period customer related intangible assets acquisition	1.25
CGU Engimplan | Acquired customers, technology [member]
Intangible assets
Impairments | €			€ 397
Motion and Engimplan | Acquired customers, technology [member]
Intangible assets
Impairments | €	€ 2,915